Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Related party transactions

13. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2015:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group's ordinary shareholders
Ahead (Shanghai) Trade Co., Ltd (“Ahead”)	Subsidiary of Softbank, one of the Group's ordinary shareholders

(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB

Marketing service fees paid to Alibaba Group	52,617	69,072	141,412
Logistic service fees paid to Alibaba Group	3,328	1,603	2,059
Promotion service revenue generated from Alibaba Group	12,677	—	—
Interest expense paid to Alibaba Group	13	—	—
Store operation service revenue generated from Ahead	—	622	7,850
Commission fee paid to Ahead	—	484	1,134

(b) The Group had the following balances with its related parties:

	As of December 31
	2013	2014	2015
	RMB	RMB	RMB

Amount due to Investors and Founding Shareholders	—	7,469	7,469
Amounts due from Alibaba Group	7,126	12,743	18,702
Amounts due from Ahead	—	2,406	18,863

In connection with the Redomiciliation, as a condition to obtain PRC approval, the Company is required to demonstrate that it has sufficient fund to legally acquire 100% of the equity interest of Shanghai Baozun from the then shareholders of Shanghai Baozun which is determined to be approximately RMB69 million by the PRC government. In order to facilitate such approval process, the Founding Shareholders and the Investors advanced RMB20,963 and RMB47,978, respectively to the Company. As of December 31, 2015, the Company returned RMB61,472 to its Founding Shareholders and Investors after the Redomiciliation process was completed. The remaining RMB7,469 will be returned upon the request of the Founding Shareholders and Investors.

Amounts due from Alibaba Group consisted of receivables of RMB7,126, RMB12,743 and RMB18,702 to be collected from Alibaba Group for promotion services provided by the Group and deposits paid as of December 31, 2013, 2014 and 2015, respectively.

Amounts due from Ahead consisted of receivables from Ahead for services provided by the Group and the amounts collected by Ahead on behalf of the Group. The receivables from Ahead for services provided by the Group as of December 31, 2014 and 2015 were RMB 2,196 and RMB 2,912, respectively. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2014 and 2015 were RMB 210 and RMB 15,951, respectively.